INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Tax rates applicable to the Company

The taxable income of Israeli company is subject to a corporate tax rate of 23% for the years 2025, 2024 and 2023. The Company’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.
Loss before taxes is comprised as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Domestic (Israel)	$(32,706)	$(113,276)	$(107,889)
Foreign	(25,093)	3,585	(7,679)
Total	$(57,799)	$(109,691)	$(115,568)

Deferred income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets are comprised of operating loss carryforward and other temporary differences.
NOTE 12. INCOME TAXES (cont.)

The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Operating loss carryforward	$106,161	$73,665
Share based compensation	94,764	94,527
Research and development	15,038	15,449
Accrued social benefits and other	471	559
Other costs	1,067	442
Operating lease liability	2,992	4,085
Property and equipment, net	1,819	—
Deferred tax asset before valuation allowance	$222,312	$188,727
Valuation allowance	(219,013)	(182,851)
Total deferred tax assets	$3,299	$5,876

Property and equipment, net	(26)	(2,923)
Operating lease right-of-use asset	(3,273)	(4,735)
Deferred tax liabilities	$(3,299)	$(7,658)
Net deferred taxes	$—	$(1,782)

Management currently believes that because the Company and its subsidiaries have a history of losses on a consolidated basis it is more likely than not that the deferred tax regarding the loss carry forward and other temporary differences will not be realized in the foreseeable future.

The net changes in the total valuation allowance for each of the years ended December 31, 2025 and 2024, are comprised as follows:

	December 31, 2025	December 31, 2024
Opening balance	$182,851	$164,848
Additions during the year	36,162	18,003
Ending balance	$219,013	$182,851

Taxes on income (tax benefit) are comprised as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Current	$(210)	$(330)	$(749)
Deferred	(1,782)	2,393	(611)
	$(1,992)	$2,063	$(1,360)

	December 31, 2025	December 31, 2024	December 31, 2023
Domestic	$57	$84	$92
Foreign	(2,049)	1,979	(1,452)
	$(1,992)	$2,063	$(1,360)
NOTE 12. INCOME TAXES (cont.)

Uncertain tax positions

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	December 31, 2025	December 31, 2024
Opening balance	$—	$685
Tax positions reversed in current year related to previous years	—	(685)
Tax positions taken in current year	—	—
Accrued interest	—	—
Ending Balance	$—	$—

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate. The Company recognizes interest and penalties, if any, related to unrecognized tax positions in income tax expense. The Company believes that its income tax filing positions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position.

Reconciliation of the theoretical taxes on income (tax benefit) to the actual taxes on income (tax benefit)

The reconciliation of the amount that would result from applying the Company’s statutory tax rate in Israel to net loss before income tax to the reported amount of taxes on income (tax benefit) is as follows:

	Year ended December 31, 2025
	Amount	Percent
Tax at Israeli statutory rate	(13,294)	23%
Foreign Tax Effects
UK
Change in valuation allowance	3,945	(7)%
Other	(421)	1%
US
Change in valuation allowance	828	(1)%
Other	82	0%
Other foreign jurisdictions	1	0%
Change in valuation allowance	18,184	(31)%
Non taxable or non deductible items
Share-based payment awards	1,107	(2)%
Warrants and derivatives remeasurements	(11,978)	21%
Other	277	0%
Tax credit
R&D Tax Credit	(592)	1%
Other Adjustments	(131)	0%
Effective tax rate	$(1,992)	3%
NOTE 12. INCOME TAXES (cont.)

For the years ended December 31, 2024 and 2023, prior to the adoption of ASU 2023-09, the primary reconciling items between the Company’s statutory tax rate and the effective tax rate were nondeductible expenses and the provision for a valuation allowance against deferred tax assets related to tax benefits from carryforward tax losses, due to uncertainty regarding their realization.

Tax paid during the year for taxes on income

Year ended December 31, 2025
Domestic (Israel)	$62
Foreign	17
Tax paid during the year for taxes on income	$79

Tax assessments

The Company has subsidiaries around the world subject to tax in the jurisdictions in which they operate. The significant jurisdictions in which the Company’s subsidiaries are subject to tax are Israel, the U.S, and the U.K.

Income tax returns are open for examination for the tax years 2020-2025 in Israel, 2015-2025 in the U.S., and 2021-2025 in the U.K. In Israel, the Company is currently undergoing a routine Israeli withholding tax audit by the Israeli Tax Authority for the tax years 2020 through 2023. As a global organization, the Company may be subject to a variety of transfer pricing challenges by taxing authorities in various jurisdictions. While management believes that adequate provision has been made in the consolidated financial statements for any potential assessments that may result from tax examinations for all open tax years, the completion of tax examinations for open years may result in changes to the amounts recognized in the consolidated financial statements.

Net operating loss carryforward

As of December 31, 2025, the Company and its subsidiaries had net operating carry forward losses for tax purposes which may be carried forward and offset against taxable income in the future for an indefinite period.

Name of Subsidiary	Net Operating Loss Carryforwards
REE Automotive Ltd	$460,005
REE Automotive UK Limited	$643
REE Automotive USA Inc.	$864
REE Automotive Japan K.K.	$84